Summary of Significant Accounting Policies - Schedule of Recognizing Revenue (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Recognizing Revenue [Line Items]
Expected timing of recognizing revenue	$ 47,487,628	$ 56,361,136
Within one year [Member]
Schedule of Recognizing Revenue [Line Items]
Expected timing of recognizing revenue	40,959,513	37,935,694
More than one year but not more than two years [Member]
Schedule of Recognizing Revenue [Line Items]
Expected timing of recognizing revenue	5,161,135	15,308,438
More than two years [Member]
Schedule of Recognizing Revenue [Line Items]
Expected timing of recognizing revenue	$ 1,366,980	$ 3,117,004